FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Master Trust [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
ASC 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following tables set forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024. The Plan’s and Master Trust's policy is to recognize significant transfers between levels at the beginning of the reporting period.

Fair Value Measurements as of December 31, 2025 (in thousands)

	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stock of International Paper Company	$152,139	$—	$—	$152,139
Equities	763,571	2,285,965	—	3,049,536
Fixed income	—	883,415	1,731	885,146
Derivatives	—	—	899	899
Cash and cash equivalents	26,938	—	—	26,938
Securities lending collateral
Interest bearing cash	9,735	—	—	9,735
Non-cash	—	3,370	—	3,370
Self-directed brokerage accounts	153,118	3,513	—	156,631
Total assets in fair value hierarchy	$1,105,501	$3,176,263	$2,630	$4,284,394
Investments measured at net asset value (a)	—	—	—	31,717
Total investments at fair value	$1,105,501	$3,176,263	$2,630	$4,316,111
(a) In accordance with Subtopic 820-10, Fair Value Measurements and Disclosures, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.
Fair Value Measurements as of December 31, 2024 (in thousands)

	Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stock of International Paper Company	$222,814	$—	$—	$222,814
Equities	919,596	2,201,014	—	3,120,610
Fixed income	—	748,475	2,260	750,735
Derivatives	—	—	1,590	1,590
Cash and cash equivalents	49,572	—	—	49,572
Securities lending collateral
Interest bearing cash	17,710	—	—	17,710
Non-cash	—	3,632	—	3,632
Self-directed brokerage accounts	141,732	3,517	—	145,249
Total assets in fair value hierarchy	$1,351,424	$2,956,638	$3,850	$4,311,912
Investments measured at net asset value (a)	—	—	—	30,638
Total investments at fair value	$1,351,424	$2,956,638	$3,850	$4,342,550
(a) In accordance with Subtopic 820-10, Fair Value Measurements and Disclosures, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.
Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The following is a description of the valuation methodologies used for assets measured at fair value.
Equity securities, including the common stock of International Paper Company, consist of publicly traded U.S. and international companies common stocks, mutual funds, and common collective funds with readily determinable fair value.
Common stocks are valued at the closing price reported on the active market on which the individual securities are traded.
Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held are deemed to be actively traded.
Cash and cash equivalents and interest bearing cash collateral held are primarily common collective funds with readily determinable fair value as described below.
Non-cash collateral consists of government securities that are valued in a manner consistent with securities described below.
Fixed income investments primarily consist of mortgage-backed securities, corporate bonds, government securities and common collective funds with readily determinable fair value. Mortgage backed security holdings consist primarily of agency-rated holdings. The fair value estimates for mortgage securities are calculated by third-party pricing sources chosen by the custodian’s price matrix. Corporate bonds are valued using either the yields currently available on comparable securities of issuers with similar credit ratings or using a discounted cash flows approach that utilizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks. Government securities are valued by third-party pricing sources.
Common collective funds with readily determinable fair value are valued at the daily closing price as reported or published by the fund. These funds have been determined to have a readily determinable fair value based on the published price and transact at that price. The collective trust funds included in the fair value hierarchy are deemed to be actively traded. The collective trust funds are not exchange-traded funds, however, the prices per unit are published and represent the actual price at which the units held in the fund can be bought or sold. The Plan’s common collective funds with readily determinable fair value are included in the fair value hierarchy.
Common collective funds without readily determinable fair value are valued at the net asset value per share multiplied by the number of shares held as of the measurement date. The net asset value as provided by the trustee, is used as a practical expedient to estimate fair value. The net asset value is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported net asset value. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner. The Plan’s common collective funds where fair value is measured using the net asset value per share practical expedient have not been classified in the fair value hierarchy.
Self-directed brokerage accounts primarily consist of common stocks and mutual funds. Investments within the self-directed brokerage accounts are up to the discretion of participants.
The following table summarizes Master Trust investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025 and 2024, respectively (in thousands). There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Master Trust.

	2025 Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Real estate funds	$31,717	N/A	Quarterly	30 days

	2024 Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Real estate funds	$30,638	N/A	Quarterly	30 days